Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
Schedule of Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Salary accrual	6,591,805	8,536,985
Deposit	—	10,000,000
Tax accrual	321,443	13,609,170
Others	4,509	7,253,377
Total	6,917,757	39,399,532